Income Taxes - Summary of Income Tax from Continuing Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Current income tax expense	$ (2,439)
Deferred income tax expense	(9,879)	$ (1,593)
Total	$ (12,318)	$ (1,593)